SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Insurance Premiums Payable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Accrued insurance	$ 31,575	$ 506,047
Accrued Liabilities And Other Liabilities Current
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Accrued insurance	$ 31,575	$ 506,047